MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Liability Measured at Estimated Fair Value (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	$ 0
Additions during the year ended December 31, 2021	1,288
Warrant conversion	(573)
Change in valuation	(490)
Balance, ending	$ 225